Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,113,000
Previously Paid Amount	0.00
Total Fee Amount	982.31
Total Offset Amount	0.00
Net Fee	982.31
Narrative - Max Aggregate Offering Price	$ 7,113,000
Final Prospectus	true